Exit cost obligations	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Exit cost obligations
Exit cost obligations

During December 2015, the Bank agreed to commence an orderly wind-down of the deposit taking and investment management businesses in the United Kingdom segment as reflected in management segment reporting described in Note 15: Segmented Information. In making this determination, the Bank considered the increasing regulatory pressure along with periods of negative profitability and made the determination that an orderly wind-down of the deposit taking and investment management businesses in the United Kingdom was prudent for Butterfield as a group. The orderly wind-down was largely completed by the end of 2016 with the change in business operations to mortgage lending services and the change in name from Butterfield Bank (UK) Limited to Butterfield Mortgages Limited. The amounts expensed shown in the following table are all included in the consolidated statements of operations as restructuring costs under non-interest expenses.

Related to this orderly wind-down, it was determined that the core banking system utilized in the operations of the United Kingdom segment was impaired (included in premises, equipment and computer software on the consolidated balance sheets). This determination was based upon the realisable value of this software upon completion of the orderly wind-down. A total of $5.1 million was expensed in the fourth quarter of the year ended 31 December 2015 and was included in impairment of fixed assets on the consolidated statements of operations of the relevant period.

	Expense recognised by year				Amounts paid by year		Exit cost liability
	Year ended 31 December 2016	Year ended 31 December 2015	Costs to be recognised in the future	Total exit costs expected to be incurred	Year ended 31 December 2016	Year ended 31 December 2015	As at 31 December 2016	As at 31 December 2015
Staff redundancy expenses	2,810	634	116	3,560	3,329	—	115	634
Professional services	2,284	1,549	219	4,052	3,763	—	70	1,549
Lease termination expenses	—	—	1,513	1,513	—	—	—	—
Other expenses	1,172	—	924	2,096	1,172	—	—	—
Total	6,266	2,183	2,772	11,221	8,264	—	185	2,183